Revenues from Contracts with Customers (Tables)	6 Months Ended
Jun. 30, 2018
Revenues from Contracts with Customers
Schedule of revenues from Contracts with Customers

	For the three months ended		For the six months ended
	June 30, 2017	June 30, 2018	June 30, 2017	June 30, 2018
Revenues from time charters	121,581	127,573	242,283	252,467
Revenues from The Cool Pool Limited (GasLog vessels)	8,023	5,047	15,378	18,452
Revenues from vessel management services	326	204	554	383

Total	129,930	132,824	258,215	271,302